Financial liabilities - Conditions and statement of liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2020	Dec. 31, 2019
Financial liabilities
Nominal amount	€ 27,071	€ 26,970
Carrying amount	27,071	26,970
Bank overdrafts	476	476
Secured bank loans
Financial liabilities
Financial assets pledged as collateral for liabilities or contingent liabilities	1,500	€ 1,500
Secured bank loans with maturity period 2018 To 25
Financial liabilities
Nominal interest rate (as a percent)		3.95%
Nominal amount	1,570	€ 1,770
Carrying amount	€ 1,570	1,770
Lease liabilities
Financial liabilities
Nominal interest rate (as a percent)	3.50%
Nominal amount	€ 22,451	21,704
Carrying amount	€ 22,451	21,704
Municipal loan, 2021, one
Financial liabilities
Nominal interest rate (as a percent)	8.25%
Nominal interest rate profit (as a percent)	1.50%
Nominal interest rate, on losses (as a percent)	0.75%
Nominal amount		500
Carrying amount		500
Municipal loan, 2022
Financial liabilities
Nominal interest rate (as a percent)	8.00%
Nominal interest rate profit (as a percent)	1.50%
Nominal interest rate, on losses (as a percent)	0.75%
Nominal amount		360
Carrying amount		360
Repayment of Municipal Loans
Financial liabilities
Nominal amount		€ 860
Bank overdrafts, one
Financial liabilities
Nominal interest rate (as a percent)		4.46%
Nominal amount	€ 476	€ 476
Carrying amount	476	€ 476
Bank overdrafts, two
Financial liabilities
Nominal interest rate (as a percent)		3.75%
Nominal amount	2,094	€ 2,160
Carrying amount	€ 2,094	2,160
Bank overdrafts, three
Financial liabilities
Nominal interest rate (as a percent)	3.59%
Nominal amount	€ 480
Carrying amount	€ 480
Minimum | Lease liabilities
Financial liabilities
Nominal interest rate (as a percent)	5.00%
Existing Overdraft facility
Financial liabilities
Financial assets pledged as collateral for liabilities or contingent liabilities	€ 2,500	2,500
Second Overdraft facility
Financial liabilities
Financial assets pledged as collateral for liabilities or contingent liabilities	€ 500	€ 0